Capital management (Details) € in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)	[2]	Dec. 31, 2015 EUR (€)
Capital management
Equity	€ 46,475	€ 43,889	[1],[2]	€ 51,536		€ 61,469
Share of total equity and liabilities	67.0	65.5
Current financial liabilities	€ 850	€ 1,162	[1],[2]
Non-current financial liabilities	16,321	16,413	[1],[2]
Total financial liabilities	€ 17,171	€ 17,575
Share of total equity and liabilities	24.8	26.2
Total equity and liabilities	€ 69,352	€ 67,002	[1],[2]

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.
[2]	voxeljet AG has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated. For further information, see Note 3 to the consolidated financial statements.